Stockholders' Deficit - 2016 Employee Equity Compensation Plan - Additional Information (Detail) - USD ($)	12 Months Ended		18 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Mar. 07, 2017	Jan. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense related to stock options	$ 3,800,000	$ 5,400,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options plans, shares approved				937,200
2016 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options plans, shares approved	73,513
Options expire period	10 years
Grant date fair value	$ 24.56
Shares, Exercised	0
Unrecognized share-based compensation expense	$ 3,700,000
Unrecognized share-based compensation expense period to recognize	2 years 4 months 10 days
Estimated fair value issuance	$ 6.5
Pricing model	Black-Scholes
2016 Equity Plan [Member] | Time Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate			23.10%
2016 Equity Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 1,200,000
Estimated fair value issuance	$ 2.3
Stock-based compensation expense related to stock options	$ 600,000
2016 Equity Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	3 years
2016 Equity Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period	4 years
Total grant date fair value of options vested	$ 100,000
2016 Equity Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance					139,097